Income tax expense - Detailed Information about Reconciliation of Accounting Profit Loss Before Tax at Statutory Income Tax Rate (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Reconciliation of accounting profit multiplied by applicable tax rates [Line Items]
Deferred tax credit			₨ 16,512
ESL Steel Limited [Member]
Reconciliation of accounting profit multiplied by applicable tax rates [Line Items]
Deferred tax assets Recognized	₨ 31,823	$ 435